Related Party Disclosures - Summary of Aggregate Gains on LTIP Shares Exercised (Details)	12 Months Ended
Dec. 31, 2017 GBP (£) shares
Long Term Incentive Plan | Nicandro Durante
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	Mar. 28, 2014
Exercised, shares | shares	62,123
Exercise date	Mar. 28, 2017
Price per share	£ 52.11
Aggregate gain	£ 3,237,230
Shares | shares	135,052
Price per share	£ 32.58
Face Value	£ 4,399,994
Long Term Incentive Plan | Ben Stevens
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	Mar. 28, 2014
Exercised, shares | shares	34,605
Exercise date	Apr. 03, 2017
Price per share	£ 52.92
Aggregate gain	£ 1,831,297
Shares | shares	75,230
Price per share	£ 32.58
Face Value	£ 2,450,993
Sharesave | Nicandro Durante
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	Mar. 28, 2012
Exercised, shares | shares	591
Exercise date	Oct. 16, 2017
Price per share	£ 48.49
Aggregate gain	£ 13,667
Shares | shares	591
Price per share	£ 25.36
Face Value	£ 14,988